Equity Transaction with Non-controlling Interests	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Equity Transaction with Non-controlling Interests
31.	EQUITY TRANSACTION WITH NON-CONTROLLING INTERESTS

a.	USISH
USISH repurchased its own 13,037 thousand outstanding ordinary shares during year ended December 31, 2019 and,

as a resu
l
t,
 the Group’s shareholdings of USISH increased from 74.6% to 77.7%. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USISH and capital surplus was decreased by NT$334,719 thousand.
In September 2021, USISH repurchased its own 16,042 thousand outstanding ordinary shares at prices between RMB13.86 to RMB14.95 per share

w
hich made
 the Group’s shareholdings of USISH increased. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USISH and, as a result, capital surplus and retained earnings were decreased by NT$11,277 thousand (US$407 thousand) and NT$436,927 thousand (US$15,751 thousand), respectively.

b.	USIPL
In May 2020, the board of directors of Universal Global Electronics Co., Ltd. resolved to acquire 40% shareholdings of USIPL from Chung Hong Electronics (Suzhou) Co., Ltd. at RMB24,500 thousand. The aforementioned transaction resulted the Group’s shareholdings in USIPL to increase from 60% to 100%, and such transactions were accounted for as an equity transaction since the Group did not cease to have control over USIPL. The Group recognized a decrease in capital surplus by NT$13,502 thousand in the second quarter of 2020.
c.	USIE
In July 2019, the shareholders’ meeting of USIE resolved to repurchase its own outstanding 7,378 thousand ordinary shares at US$14.30 per share, and, as a result, the Group’s shareholdings in USIE increased from 95.42% to 98.72%. The transaction was accounted for as an equity transaction since the transaction did not change the Group’s control over USIE and the Group capital surplus decreased by NT$1,625,448 thousand in 2019. In July 2019, the board of directors of USIE resolved July 23, 2019 was the record date for capital reduction and then the repurchased ordinary shares were subsequently cancelled.
In September 2020, the shareholders’ meeting of USIE resolved to repurchase its own outstanding 10,308 thousand ordinary shares at US$19.47 per share, and as a result, the Group’s shareholdings of USIE increased from 95.00% to 99.62%. The transaction was accounted for as an equity transaction since the transaction did not change the Group’s control over USIE and capital surplus and retained earnings were decreased by NT$780,533 thousand and NT$2,760,175 thousand, respectively, in the third quarter of 2020. In September 2020, the board of directors of USIE resolved September 15, 2020 was the record date for capital reduction and then the repurchased ordinary shares were subsequently cancelled.
In December 2021, the shareholders’ meeting of USIE resolved to repurchase its own outstanding 9,137 thousand ordinary shares at US$17.20 per share

w
hi
ch made
 the Group’s shareholdings of USIE increased from 95.85% to 100.00%. The transaction was accounted for as an equity transaction since the transaction did not change the Group’s control over USIE and capital surplus and retained earnings were decreased by NT$47,171 thousand (US$1,700 thousand) and NT$2,093,787 thousand (US$75,479 thousand), respectively, in the fourth quarter of 2021. In December 2021, the board of directors of USIE resolved that
December 22, 2021 was the record date for capital reduction and the repurchased ordinary shares were subsequently cancelled.
d.	ASEN and SZ
In July 2019, ASE’s board of directors resolved to acquire 30% shareholdings of ASEN from Beijing Unis Capital Management Co., Ltd. at US$97,748 thousand by its subsidiary, J&R Holding. In addition, in July 2019, SPIL’s board of directors also resolved to acquire 30% shareholdings of SZ from Tibet Zixi Electronic Technology Co., Ltd. at US$162,870 thousand by its subsidiary, SPIL (Cayman) Holding Limited. The aforementioned transactions will result the Group’s shareholdings of ASEN and SZ both to increase from 70% to 100% and, therefore, both transactions will be accounted for as an equity transaction since the Group will not cease to have control over the subsidiaries. The Group recognized a decrease in capital surplus by NT$2,650,950 thousand in 2019.

e.	Others
In July 2018, UGTW’s board of directors approved to acquire the outstanding ordinary shares of USI at NT$18 per ordinary shares. In 2019, UGTW completed the acquisition and recognized an increase in capital surplus by NT$142 thousand.
As disclosed in Note 29, ASE purchased ASEEE’s ordinary shares through its capital increase in May 2019 and then repurchased all of ASEEE’s ordinary shares held by TDK in July 2019. As a result, the Group eventually held 100% of ownership in ASEEE and capital surplus was decreased by NT$128,805 thousand.